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April 4, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust Post-Effective Amendment No. 226 to Registration Statement on Form N-1A (File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 226 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 227 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of amending the registration statement to make certain changes to the Schwab Fundamental Emerging Markets Large Company Index Fund, Schwab Fundamental Global Real Estate Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund (each a “Fund”), including changes to certain Funds' names, changes to each Fund’s comparative index and related changes to each Fund's investment objective and principal investment strategies.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

No fee is required in connection with this filing. Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen